Prospectus Supplement
John Hancock Investment Trust
John Hancock Global Environmental Opportunities Fund (the fund)
Supplement dated October 31, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, Chris Elias and Nadine Hayderi are added as portfolio managers of the fund. Luciano Diana and Katie Self, PhD, continue to serve as portfolio managers of the fund, and together with Chris Elias and Nadine Hayderi, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:
Chris Elias
Portfolio Manager
Managed the fund since 2025
Nadine Hayderi
Portfolio Manager
Managed the fund since 2025
Additionally, the following is added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:
Chris Elias
●
Portfolio Manager
●
Managed the fund since 2025
●
Joined Pictet AM SA in 2025
●
Began business career in 2017
Nadine Hayderi
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Portfolio Manager
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Managed the fund since 2025
●
Joined Pictet AM SA in 2022
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Began business career in 2022
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
John Hancock Global Environmental Opportunities Fund
Supplement dated October 31, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective immediately, Chris Elias and Nadine Hayderi are added as portfolio managers of the fund. Luciano Diana and Katie Self, PhD, continue to serve as portfolio managers of the fund, and together with Chris Elias and Nadine Hayderi, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Pictet Asset Management SA:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which each of Chris Elias and Nadine Hayderi has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each of Chris Elias’ and Nadine Hayderi’s investment in the fund and similarly managed accounts.
The following table provides information as of August 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Chris Elias	1	$119	2	$6,408	7	$1,702
Nadine Hayderi	1	$119	2	$6,408	7	$1,702
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Chris Elias	0	$0	0	$0	0	$0
Nadine Hayderi	0	$0	0	$0	0	$0
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by each of Chris Elias and Nadine Hayderi as of August 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each of Chris Elias’ and Nadine Hayderi’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Chris Elias	None
Nadine Hayderi	None
1
As of August 31, 2025, Chris Elias and Nadine Hayderi beneficially owned $0 and $0, respectively, of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.